Borrowings (Tables)	12 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of Terms and Debt Repayment Schedule

SUMMARY OF FACILITIES' TERMS
	Commenced	Tenor (Years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term	Repaid

Existing
R2 billion facility	November 2018	Four	November 2022	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable			n/a
- R600 million term loan							JIBAR + 2.9%	Eight equal quarterly instalments starting from February 2021 with the final instalment on maturity
- R1.4 billion revolving credit facility							JIBAR + 2.8%	On maturity

US$400 million facility	September 2019	Three	September 2023[1]	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity	n/a
- US$200 million revolving credit facility		Extendable by 1 Year					LIBOR + 2.9%
- US$200 million term loan							LIBOR + 3.05%

US$24 million Westpac loan	July 2018	Four	July 2022	Yes	Cession and pledge of vehicles and machinery	Variable	LIBOR + 3.2%	Quarterly instalments	n/a

US$200 million bridge loan	June 2020	One	June 2021[2]	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity	n/a
						First 6 months	LIBOR + 1.8%
						Next 3 months	LIBOR + 2.4%
						Last 3 months	LIBOR + 3.0%

SUMMARY OF FACILITIES' TERMS
	Commenced	Tenor (Years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term	Repaid

Matured
R1 billion revolving credit facility	February 2017	Three	February 2020	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable	JIBAR + 3.15%	On maturity	November 2018

US$350 million facility	July 2017	Three	July 2020	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity	October 2019
- US$175 million revolving credit facility							LIBOR + 3.00%
- US$175 million term loan							LIBOR + 3.15%

US$200 million bridge loan	October 2017	One	October 2018	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity	July 2018
						First 6 months	LIBOR + 2.5%
						Next 3 months	LIBOR + 3.0%
						Last 3 months	LIBOR + 3.5%

[1]
The syndicate of lenders for the US$400 million facility agreed to the one year extension during July 2020, extending the maturity date to September 2023. Refer to note 38 for details on subsequent events.

[2]	This facility was subsequently cancelled on 6 July 2020. Refer to note 38 for details on subsequent events.

Disclosure of Interest Bearing Borrowings
INTEREST BEARING BORROWINGS

	SA Rand
Figures in million	2020	2019

Non-current borrowings

R1 billion revolving credit facility	—	—

Balance at beginning of year	—	497
Draw down	—	500
Refinancing	—	(997)

R2 billion facility	1 351	1 489

Balance at beginning of year	1 489	—
Refinancing	—	1 000
Draw down	1 100	700
Repayments	(1 100)	(200)
Transferred to current liabilities	(150)	—
Issue cost	—	(16)
Amortisation of issue cost	12	5

Westpac fleet loan	132	194

Balance at beginning of year	194	—
Draw down	—	322
Repayments	(96)	(64)
Transferred to current liabilities	(16)	(89)
Translation	50	25

US$350 million facility	—	4 143

Balance at beginning of year	4 143	4 427
Repayments	(4 465)	(422)
Amortisation of issue costs	24	44
Translation	298	94

US$400 million facility	5 980	—

Draw down	5 441	—
Issue cost	(95)	—
Amortisation of issue costs	12	—
Translation	622	—

Total non-current borrowings	7 463	5 826

30	BORROWINGS continued

INTEREST BEARING BORROWINGS continued

	SA Rand
Figures in million	2020	2019

Current borrowings

R1 billion revolving credit facility	—	—

Balance at beginning of year	—	3
Refinancing	—	(3)

R2 billion facility	150	—

Transferred from non-current liabilities	150	—

Westpac fleet loan	105	89

Balance at beginning of year	89	—
Transferred from non-current liabilities	16	89

US$200 million bridge loan	—	—

Balance at beginning of year	—	687
Repayments	—	(667)
Translation	—	(20)

Total current borrowings	255	89

Total interest-bearing borrowings	7 718	5 915

	SA Rand
Figures in million	2020	2019

The maturity of borrowings is as follows:

Current	255	89
Between one to two years	405	4 232
Between two to four years	7 058	1 594

	7 718	5 915

SA Rand
Figures in million	2020	2019

Undrawn committed borrowing facilities

Expiring within one year	—	—
Expiring after one year	1 366	1 277

	1 366	1 277

Disclosure of Effective Interest Rates

	2020	2019
	%	%

R1 billion revolving credit facility	—	10.1
R2 billion facility	9.3	10.0
Westpac fleet loan	4.4	5.5
US$400 million facility	3.7	—
US$350 million facility	5.6	5.6
US$200 million bridge loan	—	5.1